CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
CONDENSED CONSOLIDATED BALANCE SHEETS
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	1,062,500	1,062,500
Convertible redeemable preferred shares, shares issued	1,062,500	1,062,500
Convertible redeemable preferred shares, shares outstanding	1,062,500	1,062,500
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	640,000,000	640,000,000
Ordinary shares, shares issued	83,929,180	59,231,993
Ordinary shares, shares outstanding	83,929,180	59,231,993